Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies [Abstract]
Schedule of estimated useful life
	Useful Life	Estimated Residual Value
Office equipment and furnishing	3-5 years	5%
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives	-